Leases and Right-of-Use-Assets - Schedule of Maturities of Lease Liabilities (Details)	Dec. 31, 2024 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 697,451
2026	427,226
2027	$ 213,613